Annual Total Returns [BarChart] - TCW Global Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	12.55%
Annual Return 2013	(2.47%)
Annual Return 2014	0.45%
Annual Return 2015	(3.03%)
Annual Return 2016	1.44%
Annual Return 2017	6.02%
Annual Return 2018	(1.75%)
Annual Return 2019	8.35%
Annual Return 2020	12.28%